UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2010

Date of reporting period:  May 31, 2010

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2010 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.40%
Continental Airlines, Inc.
5.983%, 10/19/2023	319,244	317,648
Delta Air Lines Inc.
2007-1, 6.821%, 08/10/2022 (a)	168,539	164,326
GSAMP Trust
2006-HE5, 0.331%, 08/25/2036	100,339	91,864
SLM Student Loan Trust
2008-6, 0.649%, 10/25/2014	74,787	74,864
UAL Pass through Trust Series 2007-1
Series A, 6.636%, 01/02/2024	386,943	359,857
TOTAL ASSET BACKED SECURITIES (Cost $975,342)		$1,008,559

CORPORATE BONDS - 29.09%
Administration of Human Resource Programs - 0.23%
Credit Suisse/New York NY
6.000%, 02/15/2018	165,000	168,671
Air Transportation - 0.54%
Continental Airlines, Inc.
7.250%, 11/10/2019	160,000	173,600
Delta Air Lines Inc.
9.500%, 09/15/2014 (a)	80,000	82,400
7.750%, 12/17/2019	125,000	134,375
		390,375
Amusement, Gambling, and Recreation Industries - 0.15%
Peninsula Gaming LLC
8.375%, 08/15/2015 (a)	20,000	20,200
Yonkers Racing Corp.
11.375%, 07/15/2016 (a)	85,000	91,375
		111,575
Beverage and Tobacco Product Manufacturing - 1.40%
Altria Group, Inc.
9.700%, 11/10/2018	100,000	121,430
9.950%, 11/10/2038	200,000	256,543
Anheuser Busch InBev Worldwide Inc.
2.500%, 03/26/2013 (a)	155,000	155,435
5.375%, 01/15/2020	145,000	151,514
5.000%, 04/15/2020 (a)	155,000	157,581
Reynolds American, Inc.
7.625%, 06/01/2016	150,000	164,109
		1,006,612
Broadcasting (except Internet) - 1.40%
Cablevision Systems Corp.
8.625%, 09/15/2017 (a)	15,000	15,150
CBS Corp.
5.750%, 04/15/2020	200,000	204,588
Cequel Communications Holdings LLC
8.625%, 11/15/2017 (a)	90,000	87,300
Comcast Corp.
6.400%, 03/01/2040	135,000	142,491
Discovery Communications LLC
5.050%, 06/01/2020	175,000	175,205
QVC, Inc.
7.500%, 10/01/2019 (a)	55,000	53,900
Time Warner Cable, Inc.
6.750%, 07/01/2018	295,000	332,751
		1,011,385
Chemical Manufacturing - 1.20%
Abbott Laboratories
4.125%, 05/27/2020	75,000	75,611
The Dow Chemical Co.
5.900%, 02/15/2015	345,000	372,120
8.550%, 05/15/2019	245,000	291,042
Valeant Pharmaceuticals International
7.625%, 03/15/2020 (a)	50,000	49,125
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	75,000	80,440
		868,338
Clothing and Clothing Accessories Stores - 0.33%
Nordstrom, Inc.
4.750%, 05/01/2020	40,000	40,233
Nordstrom, Inc.
6.750%, 06/01/2014	40,000	45,940
Republic Services, Inc.
5.250%, 11/15/2021 (a)	15,000	15,353
Shinhan Bank
4.375%, 09/15/2015 (a)	105,000	102,736
Teekay Corporation
8.500%, 01/15/2020	30,000	30,450
		234,712
Computer and Electronic Product Manufacturing - 0.12%
WMG Acquisition Corp.
9.500%, 06/15/2016 (a)	80,000	83,200
Credit Intermediation & Related Activities - 0.03%
Global Crossing UK Finance PLC
10.750%, 12/15/2014	20,000	20,700
Credit Intermediation and Related Activities - 5.61%
American Express Credit Corp.
5.875%, 05/02/2013	150,000	163,103
5.125%, 08/25/2014	265,000	283,800
Bank Of America Corp.
6.000%, 09/01/2017	100,000	102,594
BNP Paribas
3.250%, 03/11/2015	275,000	271,959
Bunge Ltd., Finance Corp.
5.350%, 04/15/2014	215,000	228,918
Citigroup, Inc.
6.125%, 11/21/2017	160,000	163,425
8.500%, 05/22/2019	175,000	205,377
6.875%, 03/05/2038	230,000	233,697
ERAC USA Finance LLC
7.000%, 10/15/2037 (a)	240,000	265,708
First Niagara Financial Group, Inc.
6.750%, 03/19/2020	55,000	57,650
Ford Motor Credit Co. LLC
8.125%, 01/15/2020	100,000	100,260
General Electric Capital Corp.
5.900%, 05/13/2014	230,000	251,508
5.875%, 01/14/2038	75,000	70,428
PNC Bank NA
6.875%, 04/01/2018	250,000	281,481
Rabobank Nederland NV
4.200%, 05/13/2014 (a)	245,000	256,628
Regions Financial Corp.
5.750%, 06/15/2015	120,000	118,969
Royal Bank of Scotland PLC
4.875%, 03/16/2015	190,000	188,024
US Bank NA
4.950%, 10/30/2014	250,000	270,790
Wachovia Bank NA
1.396%, 11/03/2014	300,000	278,811
Wells Fargo & Co.
3.625%, 04/15/2015	150,000	151,961
Westpac Banking Corp.
1.900%, 12/14/2012 (a)	105,000	105,689
		4,050,780
Electrical Equipment, Appliance, and Component Manufacturing - 0.13%
Whirlpool Corp.
8.000%, 05/01/2012	85,000	93,193
Food Manufacturing - 0.49%
Kraft Foods, Inc.
6.125%, 02/01/2018	40,000	44,225
5.375%, 02/10/2020	40,000	41,620
6.875%, 02/01/2038	60,000	66,819
6.500%, 02/09/2040	185,000	197,060
		349,724
Food Services and Drinking Places - 0.06%
Darden Restaurants, Inc.
6.800%, 10/15/2037	25,000	27,365
Yum! Brands, Inc.
6.875%, 11/15/2037	15,000	16,876
		44,241
Funds, Trusts, and Other Financial Vehicles - 2.17%
Bank of America NA
6.100%, 06/15/2017	330,000	334,001
Barclays Bank PLC
5.000%, 09/22/2016	145,000	143,458
6.750%, 05/22/2019	195,000	208,172
Digital Realty Trust LP
5.875%, 02/01/2020 (a)	110,000	110,907
Expro Finance Luxembourg SCA
8.500%, 12/15/2016 (a)	100,000	97,500
JP Morgan Chase Capital XV
5.875%, 03/15/2035	155,000	136,292
JPMorgan Chase Capital XXVII
7.000%, 11/01/2039	70,000	68,736
ProLogis
7.375%, 10/30/2019	130,000	128,507
6.875%, 03/15/2020	120,000	114,888
Simon Property Group LP
5.650%, 02/01/2020	20,000	20,683
Simon Propery Group LP
4.200%, 02/01/2015	200,000	205,055
		1,568,199
General Merchandise Stores - 0.08%
Macy's Retail Holdings Inc.
6.700%, 07/15/2034	65,000	60,450
Health and Personal Care Stores - 0.20%
CVS Pass-Through Trust
7.507%, 01/10/2032 (a)	124,408	141,545
Insurance Carriers & Related Activities - 0.13%
Pacific LifeCorp
6.000%, 02/10/2020 (a)	90,000	93,904
Insurance Carriers and Related Activities - 1.32%
Berkshire Hathaway, Inc.
0.680%, 02/11/2013	310,000	309,090
CNA Financial Corp.
7.350%, 11/15/2019	150,000	157,942
Hartford Financial Services Group Inc.
5.375%, 03/15/2017	250,000	247,527
5.500%, 03/30/2020	115,000	109,540
6.625%, 03/30/2040	40,000	36,528
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/2019 (Acquired 09/24/2009, Cost) (a)	35,000	37,013
MetLife, Inc.
6.400%, 12/15/2066	65,000	56,550
		954,190
Machinery Manufacturing - 0.21%
Acco Brands Corp.
10.625%, 03/15/2015	70,000	76,125
Case New Holland, Inc.
7.750%, 09/01/2013 (a)	75,000	76,688
		152,813
Management of Companies and Enterprises - 2.53%
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	60,000	59,081
Bank of America Corp.
7.375%, 05/15/2014	170,000	187,871
4.500%, 04/01/2015	80,000	79,601
6.500%, 08/01/2016	220,000	234,623
5.650%, 05/01/2018	225,000	226,653
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 08/15/2013	125,000	138,295
Morgan Stanley
6.000%, 05/13/2014	100,000	103,749
6.625%, 04/01/2018	275,000	282,821
5.625%, 09/23/2019	430,000	411,675
Standard Chartered PLC
3.850%, 04/27/2015 (a)	100,000	97,721
		1,822,090
Merchant Wholesalers, Durable Goods - 0.18%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.875%, 10/01/2019	120,000	127,760
Merchant Wholesalers, Nondurable Goods - 0.71%
Alliance One International, Inc.
10.000%, 07/15/2016 (a)	70,000	71,750
Crosstex Energy/Crosstex Energy Finance Corp.
8.875%, 02/15/2018 (a)	60,000	59,400
Lorillard Tobacco Co.
8.125%, 06/23/2019	250,000	272,551
6.875%, 05/01/2020	65,000	65,592
McKesson Corp.
7.500%, 02/15/2019	35,000	42,557
		511,850
Mining (except Oil and Gas) - 0.83%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.250%, 12/15/2017 (a)	60,000	59,550
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	250,000	276,894
Southern Copper Corp.
6.750%, 04/16/2040	190,000	189,578
Teck Resources Ltd.
10.750%, 05/15/2019	60,000	72,409
		598,431
Miscellaneous Manufacturing - 0.07%
Hasbro, Inc.
6.350%, 03/15/2040	50,000	52,088
Miscellaneous Store Retailers - 0.14%
JC Penney Co., Inc.
5.650%, 06/01/2020	100,000	98,000
Motion Picture and Sound Recording Industries - 0.77%
NBC Universal, Inc.
5.150%, 04/30/2020 (a)	255,000	260,850
Time Warner, Inc.
6.875%, 05/01/2012	95,000	103,575
4.875%, 03/15/2020	190,000	189,796
		554,221
Motor Vehicle and Parts Dealers - 0.22%
Advance Auto Parts, Inc.
5.750%, 05/01/2020	90,000	92,562
AutoNation, Inc.
6.750%, 04/15/2018	70,000	68,950
		161,512
Oil and Gas Extraction - 0.74%
Anadarko Petroleum Corp.
5.750%, 06/15/2014	25,000	26,400
5.950%, 09/15/2016	165,000	175,988
Atlas Energy Operating Co., LLC/Atlas Energy Finance Corp.
10.750%, 02/01/2018	20,000	21,300
Devon Energy Corp.
5.625%, 01/15/2014	5,000	5,521
Enterprise Products Operating LLC
6.125%, 10/15/2039	55,000	52,341
Marathon Oil Corp.
7.500%, 02/15/2019	30,000	34,993
Petrobras International Finance Co.
5.750%, 01/20/2020	55,000	54,858
Plains All American Pipeline LP/PAA Finance Corp.
4.250%, 09/01/2012	40,000	41,745
8.750%, 05/01/2019	20,000	23,790
Plains Exploration & Production Co.
7.625%, 04/01/2020	80,000	74,400
Talisman Energy, Inc.
7.750%, 06/01/2019	20,000	24,142
		535,478
Paper Manufacturing - 0.09%
International Paper Co.
7.300%, 11/15/2039	60,000	64,234
Petroleum and Coal Products Manufacturing - 0.46%
Valero Energy Corp.
4.500%, 02/01/2015	20,000	20,363
6.125%, 02/01/2020	200,000	202,734
6.625%, 06/15/2037	115,000	110,129
		333,226
Pipeline Transportation - 0.68%
El Paso Pipeline Partners Operating Co. LLC
6.500%, 04/01/2020	80,000	81,264
Enbridge Energy Partners LP
5.200%, 03/15/2020	40,000	40,370
Kinder Morgan Energy Partners LP
5.300%, 09/15/2020	140,000	138,642
Magellan Midstream Partners LP
6.550%, 07/15/2019	15,000	16,690
NGPL Pipeco., LLC
6.514%, 12/15/2012 (a)	145,000	148,656
TransCanada PipeLines Ltd.
6.100%, 06/01/2040	65,000	64,672
		490,294
Plastics and Rubber Products Manufacturing - 0.24%
Berry Plastics Corp.
8.250%, 11/15/2015	75,000	74,063
Jarden Corp.
7.500%, 01/15/2020	100,000	98,500
		172,563
Primary Metal Manufacturing - 0.15%
ArcelorMittal
7.000%, 10/15/2039	45,000	43,492
Steel Dynamics, Inc.
7.625%, 03/15/2020 (a)	65,000	64,675
		108,167
Professional, Scientific, and Technical Services - 0.27%
DuPont Fabros Technology LP
8.500%, 12/15/2017 (a)	75,000	76,125
WPP Finance UK
8.000%, 09/15/2014	100,000	117,135
		193,260
Rail Transportation - 0.22%
CSX Corp.
6.150%, 05/01/2037	45,000	47,735
Kansas City Southern de Mexico SA de CV
8.000%, 02/01/2018 (a)	65,000	65,244
Norfolk Southern Corp.
5.900%, 06/15/2019	40,000	44,672
		157,651
Rental and Leasing Services - 0.19%
ORIX Corp.
4.710%, 04/27/2015	145,000	134,644
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.42%
Credit Suisse AG
5.400%, 01/14/2020	75,000	73,460
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	125,000	138,229
5.375%, 03/15/2020	145,000	140,150
6.750%, 10/01/2037	175,000	164,335
Merrill Lynch & Co., Inc.
5.450%, 02/05/2013	185,000	193,151
Nomura Holdings, Inc.
6.700%, 03/04/2020	110,000	113,414
Prudential Financial Inc.
3.875%, 01/14/2015	135,000	135,859
4.750%, 09/17/2015	65,000	66,912
		1,025,510
Support Activities for Mining - 0.31%
Helix Energy Solutions Group Inc.
9.500%, 01/15/2016 (a)	80,000	78,800
Nabors Industries, Inc.
6.150%, 02/15/2018	70,000	73,671
Rowan Companies, Inc.
7.875%, 08/01/2019	65,000	73,854
		226,325
Support Activities for Transportation - 0.18%
Vale Overseas Ltd.
5.625%, 09/15/2019	35,000	36,093
6.875%, 11/10/2039	95,000	95,100
		131,193
Telecommunications - 1.94%
America Movil SAB de CV
5.000%, 10/16/2019 (a)	100,000	100,472
5.000%, 03/30/2020 (a)	100,000	100,086
Frontier Communications Corp.
8.125%, 10/01/2018	80,000	78,800
GXS Worldwide Inc.
9.750%, 06/15/2015 (a)	80,000	75,400
Intelsat Corporation
9.250%, 06/15/2016	80,000	82,400
News America, Inc.
6.900%, 08/15/2039	95,000	105,953
Nextel Communications, Inc.
6.875%, 10/31/2013	60,000	57,750
PAETEC Holding Corp.
8.875%, 06/30/2017 (a)	80,000	79,400
Qwest Corp.
8.875%, 03/15/2012	250,000	268,437
7.625%, 06/15/2015	90,000	94,500
Sinclair Television Group, Inc.
9.250%, 11/01/2017 (a)	50,000	49,750
Telecom Italia Capital SA
4.950%, 09/30/2014	140,000	138,965
Verizon New Jersey, Inc.
5.875%, 01/17/2012	85,000	90,393
Windstream Corp.
7.875%, 11/01/2017	85,000	80,538
		1,402,844
Transportation Equipment Manufacturing - 0.05%
Embraer Overseas Ltd.
6.375%, 01/15/2020	35,000	35,263
Utilities - 0.90%
Atmos Energy Corp.
8.500%, 03/15/2019	60,000	75,368
Duke Energy Corp.
6.300%, 02/01/2014	55,000	61,772
Edison Mission Energy
7.000%, 05/15/2017	80,000	54,500
Energy Transfer Partners LP
9.000%, 04/15/2019	105,000	123,827
7.500%, 07/01/2038	45,000	48,415
EQT Corp.
8.125%, 06/01/2019	25,000	29,946
Exelon Generation Co. LLC
6.250%, 10/01/2039	90,000	92,485
Nisource Finance Corp.
6.125%, 03/01/2022	40,000	41,768
PSEG Power LLC
2.500%, 04/15/2013 (a)	120,000	120,438
		648,519
TOTAL CORPORATE BONDS (Cost $20,140,652)		$20,989,730

FOREIGN BONDS - 2.27%
Anheuser-Busch InBev Worldwide Inc.
5.375%, 11/15/2014 (a)	$225,000	$244,317
ArcelorMittal
6.125%, 06/01/2018	365,000	370,916
EnCana Corp.
6.500%, 05/15/2019	30,000	33,471
European Investment Bank
1.875%, 06/17/2013	410,000	412,273
Nexen, Inc.
6.200%, 07/30/2019	10,000	10,882
7.500%, 07/30/2039	25,000	28,294
Svenska Handelsbanken AB
4.875%, 06/10/2014 (a)	210,000	222,427
Telecom Italia Capital SA
6.175%, 06/18/2014	100,000	103,543
WEA Finance LLC
7.500%, 06/02/2014 (a)	185,000	210,229
TOTAL FOREIGN BONDS (Cost $1,560,537)		$1,636,352

MORTGAGE BACKED SECURITIES - 42.59%
Banc of America Commerical Mortgage Inc.
2002-PB2, 6.186%, 06/11/2035	251,105	264,761
2007-1, 5.451%, 01/15/2049	200,000	194,749
Banc of America Funding Corp.
2006-A, 5.781%, 02/20/2036	142,422	86,190
Bear Stearns Commerical Mortgage Securities
A-2, 6.460%, 10/15/2036	230,000	243,106
FLT, 5.149%, 10/12/2042	430,000	451,374
A-4, 5.331%, 02/11/2044	155,000	150,734
Commercial Mortgage Loan Trust
FLT, 6.221%, 12/10/2049	225,000	217,199
Commercial Mortgage Pass Through Certificates
2006-C8, 5.306%, 12/10/2046	225,000	213,369
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	199,025
Credit Suisse Mortgage Capital Certificates
2007-C3, 5.723%, 06/15/2039	200,000	183,722
2006-C4, 4.771%, 09/15/2039	96,117	97,012
CW Capital Cobalt Ltd.
2007-C3, 5.820%, 05/15/2046	200,000	185,678
Fannie Mae
Pool #000TBA, 5.000%, 06/12/2038	260,000	272,187
Pool #000TBA, 6.000%, 06/12/2038	870,000	937,154
5.500%, 07/15/2038	4,535,000	4,821,272
5.000%, 06/01/2039	1,750,000	1,824,923
FHLMC
Pool #1H-2617, 5.769%, 05/01/2036	437,215	463,433
Pool #1J-1346, 5.594%, 11/01/2036	104,626	110,167
Pool #1G-1509, 5.346%, 02/01/2037	151,644	159,701
FHLMC Gold
Pool #G1-3122, 5.000%, 04/01/2023	30,517	32,475
Pool #G0-3072, 5.000%, 11/01/2036	371,657	390,951
Pool #A7-2203, 5.500%, 02/01/2038	124,798	133,147
Pool #G0-4449, 5.500%, 07/01/2038	206,659	220,484
Pool #G0-4471, 5.500%, 07/01/2038	96,196	102,631
Pool #A8-2657, 5.500%, 10/01/2038	190,365	203,100
Pool #A8-2134, 6.000%, 10/01/2038	77,780	83,980
Pool #G0-5164, 5.500%, 11/01/2038	320,888	342,623
FNMA
Pool #897512, 5.000%, 12/01/2021	496,212	529,091
5.500%, 12/01/2034	60,948	65,299
Pool #735581, 5.000%, 06/01/2035	2,442,468	2,570,683
5.500%, 10/01/2035	202,943	217,052
Pool #990906, 5.500%, 10/01/2035	1,534,805	1,644,392
Pool #889839, 5.500%, 12/01/2035	1,452,601	1,556,318
6.000%, 05/01/2036	612,314	662,112
Pool #831922, 5.500%, 11/01/2036	117,493	125,515
6.000%, 03/01/2037	361,166	389,862
Pool #952572, 5.500%, 09/01/2037	54,235	57,876
6.000%, 09/01/2037	508,054	549,373
Pool #981566, 5.000%, 05/01/2038	22,461	23,537
Pool #889579, 6.000%, 05/01/2038	630,039	680,097
Pool #934305, 5.000%, 06/01/2038	942,599	987,755
Pool #975737, 5.000%, 09/01/2038	45,256	47,424
6.000%, 09/01/2038	936,234	1,010,035
FNMA REMICS
Series G93-39, 6.500%, 12/25/2023	106,150	117,379
2007-14, 5.500%, 04/25/2027	118,000	128,899
3661, 4.500%, 10/15/2029	221,551	235,863
3645, 5.500%, 08/15/2036	380,000	410,532
2008-2, 5.000%, 07/25/2037	76,874	82,318
FNMA
6.000%, 05/01/2038	173,561	187,351
Freddie Mac
6.000%, 06/01/2039	420,000	452,747
GE Capital Commercial Mortgage Corp.
Series 2002-2, 4.970%, 08/11/2036	87,203	90,175
GNMA
2004-58, 5.500%, 04/16/2028	347,000	381,567
2010-41, 4.500%, 06/20/2033	238,455	24,956
2009-45, 5.000%, 12/20/2033	337,000	362,671
2009-106, 4.500%, 01/20/2034	390,000	418,928
2009-122, 4.500%, 02/20/2034	185,000	197,827
2010-41, 4.500%, 07/20/2034	220,000	232,307
2010-61, 4.500%, 07/20/2034	210,000	221,451
2010-61, 4.500%, 12/20/2034	160,000	168,725
2009-109, 0.729%, 07/20/2037	281,734	282,284
2010-3, 0.679%, 11/20/2038	19,784	19,786
Greenwich Capital Commercial Funding Corp.
A-4, 5.736%, 12/10/2049	220,000	214,795
GS Mortgage Securities Corp. II
2007-GG10, 5.805%, 08/10/2045	540,000	508,316
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	218,374
Series 2007-CIBC20, 5.794%, 02/12/2051	200,000	198,598
Series 2007-LDP12, 5.882%, 02/15/2051	200,000	195,813
LB-UBS Commercial Mortgage Trust
A-5, 6.133%, 12/15/2030	210,000	219,942
Series 2002-C7, 4.960%, 12/15/2031	100,000	105,480
Merrill Lynch Mortgage Investors Inc.
Pool #2006A1, 5.651%, 03/25/2036	139,932	83,031
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-5, 5.378%, 08/12/2048	125,000	114,032
Merrill Lynch/Countrywide Commerical Mortgage Trust
Series 2007-8, 5.957%, 08/12/2049	100,000	99,673
Morgan Stanley Capital I
A-4, 5.150%, 06/13/2041	350,000	371,035
Wachovia Bank Commercial Mortgage Trust
2005-C19, 4.516%, 05/15/2044	46,070	46,061
2005-C19, 4.661%, 05/15/2044	281,000	288,395
2007-C31, 5.509%, 04/15/2047	200,000	182,978
Series 2007-C32, 5.740%, 06/15/2049	175,000	166,943
TOTAL MORTGAGE BACKED SECURITIES (Cost $30,030,318)		$30,730,800

U.S. GOVERNMENT AGENCY ISSUES - 1.13%
FHLB
5.500%, 07/15/2036	5,000	5,522
Freddie Mac
4.500%, 06/15/2025	770,000	805,612
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $804,008)		$811,134

US TREASURY OBLIGATIONS - 12.11%
U.S. Treasury Inflation Indexed Bonds
2.375%, 01/15/2017	2,773,626	3,028,885
2.500%, 01/15/2029	10,137	11,285
		3,040,170
U.S. Treasury Note/Bonds
0.750%, 05/31/2012	1,275,000	1,274,408
1.375%, 05/15/2013	265,000	266,056
2.375%, 10/31/2014	265,000	269,928
2.125%, 05/31/2015	395,000	395,555
3.125%, 01/31/2017	555,000	568,528
0.081%, 08/15/2019	395,000	548,772
3.625%, 08/15/2019	330,000	339,049
3.625%, 02/15/2020	880,000	902,757
6.875%, 08/15/2025	290,000	389,370
5.500%, 08/15/2028	40,000	47,613
5.250%, 11/15/2028	70,000	81,069
4.375%, 11/15/2039	600,000	615,094
		5,698,199
TOTAL US TREASURY OBLIGATIONS (Cost $8,415,655)		$8,738,369

SHORT TERM INVESTMENTS - 18.54%
Money Market Funds - 11.62%
AIM STIT-Treasury Portfolio	$3,038,000	$3,038,000
Fidelity Institutional Government Portfolio	3,105,735	3,105,735
First American Government Obligations Fund	2,238,420	2,238,420
TOTAL MONEY MARKET FUNDS (Cost $8,382,155)		8,382,155

US Treasury Bills - 6.92%
U.S. Treasury Bill
0.000% Coupon, 0.152% Effective Yield, 07/08/2010	1,000,000	999,846
0.000% Coupon, 0.224% Effective Yield, 11/18/2010	4,000,000	3,996,224
TOTAL TREASURY BILLS (Cost $4,995,653)		4,996,070

TOTAL SHORT TERM INVESTMENTS (Cost $13,377,808)		$13,378,225

Total Investments (Cost $75,304,320) - 107.13%		$77,293,169
Liabilities in Excess of Other Assets - (7.13)%		(5,145,176)
TOTAL NET ASSETS - 100.00%		$72,147,993

Percentages are stated as a percent of net assets.

(a)	Restricted securitiesas defined in Rule 144 under the Securities Act of 1933. Such securities are
	deemed to be liquid.

	The cost basis of investments for federal income tax purposes at May 31, 2010
	was as follows*:

	Cost of investments	$75,304,320
	Gross unrealized appreciation - Futures	15,122
	Gross unrealized appreciation	2,308,171
	Gross unrealized depreciation - Futures	(34,031)
	Gross unrealized depreciation	(319,322)
	Net unrealized appreciation	$1,969,940

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements
	section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Asset Backed Securities	$—	$1,008,559	$—	$1,008,559
Corporate Bonds	—	20,989,730	—	20,989,730
Foreign Bonds	—	1,636,352	—	1,636,352
Mortgage Backed Securities	—	30,730,800	—	30,730,800
U.S. Government Agency Issues	—	811,134	—	811,134
U.S. Government Note/Bonds	—	8,738,369	—	8,738,369
Total Equity	—	63,914,944	—	63,914,944

Short-Term Investments	8,382,155	4,996,070	—	13,378,225

Total Investments in Securities	$8,382,155	$68,911,014	$—	$77,293,169

Other Financial Instruments*	$(18,909)	$—	$—	$(18,909)

* Other financial instruments are derivative instruments not reflected in the the Portfolio of Investments, such as futures contracts, which are valued at the net appreciation/depreciation on open contracts.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Future Contracts	$7,060,535
Total	$7,060,535

The Effect of Derivative Instruments on income for the period September 1, 2009 through May 31, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period Sept. 1, 2009
as hedging instruments	through
May 31, 2010
Future Contracts	$10,682
Total	$10,682

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period Sept. 1, 2009
as hedging instruments	through
May 31, 2010
Future Contracts	$(7,731)
Total	$(7,731)

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2010 (Unaudited)
	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation
Description	Sold	Value	Month	Depreciation
U.S. 10 Year Note Future	4	479,500	Sept. 2010	3,750
Long Gilt Future	3	513,717	Sept. 2010	4,161
Total Futures Contracts Sold		$993,217		$7,911

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation
Description	Purchased	Value	Month	Depreciation
Canada 10 Year Bond Future	7	808,286	Sept. 2010	2,373
U.S. 2 Year Note Future	13	2,835,828	Sept. 2010	4,445
U.S. 5 Year Note Future	5	583,360	Sept. 2010	393
U.S. Long Bond Future	15	1,839,844	Sept. 2010	(34,031)
Total Futures Contracts Purchased		$6,067,318		$(26,820)

PMC Diversified Equity Fund
Schedule of Investments
May 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.02%
Administrative and Support Services - 0.89%
Beijing Enterprises Holdings Ltd. - ADR	900	56,610
Experian PLC - ADR	29,200	263,384
Kforce, Inc. (a)	4,785	64,693
Liquidity Services, Inc. (a)	4,015	53,239
		437,926
Air Transportation - 0.60%
Alaska Air Group, Inc. (a)	940	43,898
Bristow Group, Inc. (a)	1,955	63,537
Hawaiian Holdings, Inc. (a)	5,790	41,225
Southwest Airlines Co.	11,500	143,060
		291,720
Ambulatory Health Care Services - 0.09%
Air Methods Corp. (a)	1,310	43,138
Amusement, Gambling, and Recreation Industries - 0.18%
Bally Technologies, Inc. (a)	2,045	86,912
Apparel Manufacturing - 0.52%
G-III Apparel Group Ltd. (a)	3,480	99,772
Jones Apparel Group, Inc.	4,085	80,229
Perry Ellis International, Inc. (a)	3,210	77,233
		257,234
Beverage and Tobacco Product Manufacturing - 2.30%
Anheuser Busch InBev NV - ADR	3,500	167,685
Coca-Cola Co.	2,050	105,370
Diageo PLC - ADR	2,000	122,560
Dr. Pepper Snapple Group, Inc.	2,791	105,667
LVMH Moet Hennessy Louis Vuitton SA - ADR	3,100	65,441
PepsiCo, Inc.	7,027	441,928
Philip Morris International, Inc.	2,628	115,948
		1,124,599
Broadcasting (except Internet) - 1.59%
CBS Corp.	8,926	129,963
Comcast Corp.	14,917	269,848
Jupiter Telecommunication Co. Ltd. - ADR	4,300	270,040
NET Servicos de Comunicacao SA - ADR (a)	10,600	108,332
		778,183
Building Material and Garden Equipment and Supplies Dealers - 0.45%
Lowe's Cos, Inc.	7,194	178,052
Titan Machinery, Inc. (a)	3,140	40,694
		218,746
Chemical Manufacturing - 9.91%
A Schulman, Inc.	2,755	61,230
Acorda Therapeutics, Inc. (a)	1,590	54,664
Air Products & Chemicals, Inc.	1,956	135,081
Alkermes, Inc. (a)	7,115	80,791
Allergan, Inc.	1,700	102,323
Amgen, Inc. (a)	6,273	324,816
Bristol-Myers Squibb Co.	16,234	376,791
Eurand NV (a)	6,667	59,603
Fresenius Medical Care AG & Co., KGaA - ADR	4,500	223,245
Genzyme Corp. (a)	1,550	75,407
Gilead Sciences, Inc. (a)	5,150	184,988
Hospira, Inc. (a)	3,150	163,989
Inspire Pharmaceuticals, Inc. (a)	6,170	35,076
Johnson & Johnson	6,146	358,312
Kao Corp. - ADR (a)	4,130	87,969
Life Technologies Corp. (a)	2,550	127,653
Lubrizol Corp.	2,150	190,426
Martek Biosciences Corp. (a)	2,365	43,965
Merck & Co., Inc.	6,660	224,375
Novartis AG - ADR	2,700	121,527
Novo Nordisk AS - ADR	4,100	314,962
Onyx Pharmaceuticals, Inc. (a)	2,940	65,533
Prestige Brands Holdings, Inc. (a)	7,045	54,387
Procter & Gamble Co.	5,743	350,840
Quidel Corp. (a)	3,800	44,460
Regeneron Pharmaceuticals Inc. (a)	3,165	90,424
Roche Holding AG - ADR	7,600	260,680
Rockwood Holdings, Inc. (a)	3,180	82,489
Sanofi-Aventis - ADR	4,560	136,390
Shuffle Master, Inc. (a)	7,345	60,964
Sociedad Quimica y Minera de Chile SA - ADR	5,900	197,945
Warner Chilcott PLC (a)	3,900	90,168
West Pharmaceutical Services Inc.	1,925	75,749
		4,857,222
Clothing and Clothing Accessories Stores - 1.71%
Citi Trends, Inc. (a)	2,455	83,666
Coldwater Creek, Inc. (a)	6,810	42,495
Collective Brands, Inc. (a)	3,705	82,918
DSW, Inc. (a)	2,755	79,564
Gap, Inc.	9,273	202,151
Gymboree Corp. (a)	1,890	84,256
Hanesbrands, Inc. (a)	3,600	98,208
JOS A Bank Clothiers, Inc. (a)	955	57,950
TJX Cos, Inc.	2,350	106,831
		838,039
Computer and Electronic Product Manufacturing - 9.02%
Alcatel-Lucent - ADR (a)	47,000	120,790
Amkor Technology, Inc. (a)	9,885	67,317
Apple, Inc. (a)	2,502	643,414
Applied Micro Circuits Corp. (a)	6,420	70,781
Arris Group, Inc. (a)	5,465	59,951
Atheros Communications, Inc. (a)	2,620	89,080
Celera Corp. (a)	8,175	57,797
Cisco Systems, Inc. (a)	7,701	178,355
Dolby Laboratories, Inc. (a)	1,600	105,616
FARO Technologies, Inc. (a)	3,250	77,708
FLIR Systems, Inc. (a)	4,100	116,809
Fujitsu Limited - ADR (a)	4,200	135,282
Harman International Industries, Inc. (a)	5,869	189,569
Hewlett-Packard Co.	5,481	252,181
Intel Corp.	2,153	46,117
International Business Machines Corp.	4,370	547,386
IPG Photonics Corp. (a)	2,745	46,171
IXYS Corp. (a)	6,685	62,304
Motorola, Inc. (a)	7,200	49,320
Netgear, Inc. (a)	3,380	76,760
Northrop Grumman Corp.	3,711	224,478
Plantronics, Inc.	1,635	48,952
QUALCOMM, Inc.	2,831	100,670
Raytheon Co.	3,300	172,953
Rofin-Sinar Technologies Inc. (a)	2,354	56,190
SanDisk Corp. (a)	4,450	207,459
Semtech Corp. (a)	3,890	68,503
Tekelec (a)	5,365	76,907
Texas Instruments, Inc.	4,450	108,669
Viasat, Inc. (a)	2,595	83,377
Vishay Intertechnology, Inc. (a)	11,050	100,003
Western Digital Corp. (a)	5,200	181,012
		4,421,881
Construction of Buildings - 0.45%
Pulte Group, Inc. (a)	8,351	93,030
Sun Hung Kai Properties Ltd. - ADR	6,400	84,672
Tutor Perini Corp. (a)	1,855	41,367
		219,069
Couriers and Messengers - 0.47%
TNT NV - ADR	9,200	232,300
Credit Intermediation & Related Activities - 0.32%
Bank Of China Ltd. - ADR	12,700	157,480
Credit Intermediation and Related Activities - 7.37%
Ameriprise Financial Inc.	5,805	230,981
Banco Santander Brasil SA - ADR	11,900	123,998
Bank of America Corp.	18,999	299,044
Bank Of New York Mellon Corp.	4,352	118,374
Barclays PLC - ADR	7,000	123,340
BNP Paribas - ADR	2,000	57,100
Citigroup, Inc. (a)	30,589	121,132
Credit Suisse Group AG - ADR	2,800	108,332
Discover Financial Services	18,132	243,875
Fifth Third Bancorp	10,848	140,916
Flushing Financial Corp.	4,685	63,435
HSBC Holdings PLC - ADR	4,100	185,976
Independent Bank Corp./Rockland MA	2,085	50,499
JPMorgan Chase & Co.	9,179	363,305
PNC Financial Services Group Inc.	4,017	252,067
Prosperity Bancshares, Inc.	2,000	72,080
Provident Financiall Services, Inc.	5,960	73,666
State Street Corp.	5,105	194,858
Swedbank AB - ADR	17,500	155,750
Texas Capital Bancshares Inc. (a)	3,260	59,560
Trustmark Corp.	3,690	82,545
US Bancorp	6,577	157,585
Webster Financial Corp.	3,430	65,685
Wells Fargo & Co.	9,380	269,112
		3,613,215
Data Processing, Hosting and Related Services - 0.66%
AOL Inc. (a)	4,828	99,602
Fiserv, Inc. (a)	2,600	123,630
Knology, Inc. (a)	3,960	47,361
Rackspace Hosting, Inc. (a)	3,005	52,888
		323,481
Educational Services - 0.15%
Lincoln Educational Services Corp. (a)	3,030	72,205
Electrical Equipment, Appliance, and Component Manufacturing - 0.67%
ABB Ltd. - ADR	5,473	93,096
Energizer Holdings, Inc. (a)	1,145	64,337
Schneider Electric SA - ADR	17,200	171,140
		328,573
Electronics and Appliance Stores - 0.33%
Best Buy Co., Inc.	1,850	78,163
GameStop Corp. (a)	3,600	82,044
		160,207
Fabricated Metal Product Manufacturing - 0.63%
BAE Systems PLC - ADR	7,900	146,782
Chart Industries, Inc. (a)	3,445	63,457
Ducommun, Inc.	1,875	37,069
Silgan Holdings, Inc.	2,190	62,480
		309,788
Food and Beverage Stores - 0.89%
Casey's General Stores, Inc.	2,565	94,572
Koninklijke Ahold NV - ADR	21,000	263,970
Seven & I Holdings Co. Ltd. - ADR	1,700	77,520
		436,062
Food Manufacturing - 2.61%
ConAgra Foods, Inc.	6,826	165,053
General Mills, Inc.	2,050	146,021
Givaudan SA - ADR	13,100	205,015
Hormel Foods Corp.	2,250	89,550
J&J Snack Foods Corp.	1,415	62,868
McCormick & Co, Inc.	2,650	102,211
Nestle SA - ADR	4,400	198,616
Unilever NV - ADR	11,400	311,334
		1,280,668
Food Services and Drinking Places - 1.83%
AFC Enterprises, Inc. (a)	6,290	65,793
Buffalo Wild Wings, Inc. (a)	1,505	55,534
CEC Entertainment, Inc. (a)	1,455	58,840
CKE Restaurants, Inc.	7,570	93,565
Hyatt Hotels Corp. (a)	1,950	78,897
Jack in the Box Inc. (a)	4,505	101,092
McDonald's Corp.	2,050	137,084
Sodexo - ADR	3,400	192,950
Starbucks Corp.	4,350	112,622
		896,377
Forestry and Logging - 0.26%
Weyerhaeuser Co.	3,001	127,783
Furniture and Home Furnishings Stores - 0.18%
Williams-Sonoma, Inc.	2,950	88,146
Gasoline Stations - 0.13%
Susser Holdings Corp. (a)	6,555	65,747
General Merchandise Stores - 2.07%
Dollar Tree, Inc. (a)	1,650	103,273
Target Corp.	4,650	253,565
Tesco PLC - ADR	10,900	193,039
Tractor Supply Co.	1,865	126,372
Wal-Mart Stores, Inc.	6,684	337,943
		1,014,192
Health and Personal Care Stores - 1.70%
CVS Caremark Corp.	4,949	171,384
Medco Health Solutions, Inc. (a)	4,100	236,365
PharMerica Corp. (a)	3,190	52,316
Ulta Salon Cosmetics & Fragrance Inc. (a)	4,375	111,912
Walgreen Co.	8,100	259,524
		831,501
Heavy and Civil Engineering Construction - 0.37%
Fluor Corp.	2,350	110,262
Granite Construction, Inc.	1,130	33,505
MYR Group, Inc. (a)	2,290	37,762
		181,529
Insurance Carriers and Related Activities - 3.59%
Aetna Inc.	1,900	55,404
Alterra Capital Holdings Ltd.	2,796	52,313
Amtrust Financial Services, Inc.	3,715	48,927
Assured Guaranty Ltd.	3,785	63,588
Berkshire Hathaway Inc. (a)	2,148	151,541
Catalyst Health Solutions, Inc. (a)	2,085	79,835
Delphi Financial Group, Inc.	2,950	76,611
First Mercury Financial Corp.	3,575	43,829
Harleysville Group, Inc.	1,955	63,792
Humana, Inc. (a)	2,200	101,310
ProAssurance Corp. (a)	1,340	78,872
Protective Life Corp.	2,388	51,390
Prudential Financial, Inc.	1,300	75,023
Travelers Companies, Inc.	3,206	158,601
UnitedHealth Group, Inc.	6,374	185,292
Unum Group	6,627	153,084
WellPoint, Inc. (a)	1,650	84,645
Willis Group Holdings PLC	7,700	235,774
		1,759,831
Leather and Allied Product Manufacturing - 0.30%
Iconix Brand Group, Inc. (a)	4,700	76,375
Steven Madden Ltd. (a)	2,070	69,821
		146,196
Machinery Manufacturing - 3.54%
AAON, Inc.	2,555	63,057
Applied Materials, Inc.	19,509	251,861
Barnes Group, Inc.	3,380	63,274
Canon, Inc. - ADR	4,100	167,608
Columbus McKinnon Corp. (a)	3,845	62,981
Cummins, Inc.	1,000	67,980
ESCO Technologies, Inc.	935	24,469
Esterline Technologies Corp. (a)	1,640	88,002
General Electric Co.	22,646	370,262
Kadant, Inc. (a)	2,640	51,559
Lufkin Industries, Inc.	1,350	107,635
Makita Corp. - ADR (a)	4,300	117,218
Novellus Systems, Inc. (a)	4,450	114,899
Smith International, Inc.	3,342	125,526
Toro Co.	1,050	56,165
		1,732,496
Management of Companies and Enterprises - 1.35%
American Equity Invesment Life Holdings Co.	6,800	63,988
Boston Private Financial Holdings, Inc.	10,015	73,310
Bunzl PLC - ADR	2,900	152,859
City Holding Co.	2,245	72,042
Dime Community Bancshares	6,125	78,155
Foster Wheeler AG (a)	3,597	86,364
Goldman Sachs Group, Inc.	350	50,491
Park National Corp.	880	56,936
Univest Corp. of Pennsylvania	1,500	28,890
		663,035
Merchant Wholesalers, Durable Goods - 0.86%
Anixter International, Inc. (a)	1,980	94,050
Applied Industrial Technologies Inc.	2,870	79,154
Covidien PLC	3,553	150,612
United Stationers, Inc. (a)	1,655	96,685
		420,501
Merchant Wholesalers, Nondurable Goods - 0.49%
Acuity Brands, Inc.	1,975	81,232
Herbalife Ltd.	2,450	110,617
Sigma-Aldrich Corp.	950	50,616
		242,465
Mining (except Oil and Gas) - 2.65%
Antofagasta PLC - ADR	5,100	132,192
BHP Billiton Ltd. - ADR	2,900	188,036
Consol Energy, Inc.	4,642	169,340
Eldorado Gold Corp. (a)	10,000	169,500
Freeport-McMoRan Copper & Gold, Inc.	2,600	182,130
Peabody Energy Corp.	1,800	70,128
Potash Corp of Saskatchewan Inc.	1,300	128,947
Silver Wheaton Corp. (a)	10,600	200,234
Sterlite Industries India Ltd. - ADR	4,000	57,040
		1,297,547
Miscellaneous Manufacturing - 3.11%
3M Co.	1,650	130,862
Align Technology, Inc. (a)	4,615	68,856
Boston Scientific Corp. (a)	17,442	105,524
Coach, Inc.	3,050	125,385
Conmed Corp. (a)	3,800	73,872
CryoLife, Inc. (a)	6,830	35,379
Estee Lauder Cos., Inc.	3,550	206,859
Kinetic Concepts, Inc. (a)	2,600	107,640
Medtronic, Inc.	5,390	211,180
Merit Medical Systems, Inc. (a)	4,345	66,435
Nobel Biocare Holdings AG - ADR	15,300	145,350
Smith & Nephew PLC - ADR	3,800	171,608
SonoSite, Inc. (a)	2,515	73,161
		1,522,111
Motion Picture and Sound Recording Industries - 0.34%
Carmike Cinemas, Inc. (a)	2,395	26,584
Corus Entertainment, Inc.	7,425	138,254
		164,838
Motor Vehicle and Parts Dealers - 0.16%
Advance Auto Parts, Inc.	1,550	80,228
Nonmetallic Mineral Product Manufacturing - 0.33%
Owens-Illinois, Inc. (a)	5,344	162,084
Nonstore Retailers - 0.49%
Amazon.com, Inc. (a)	350	43,911
eBay, Inc. (a)	7,366	157,706
Sohu.com, Inc. (a)	900	39,780
		241,397
Nursing and Residential Care Facilities - 0.32%
Odyssey HealthCare, Inc. (a)	2,060	54,714
Res-Care, Inc. (a)	3,540	39,825
Sun Healthcare Group, Inc. (a)	6,865	62,540
		157,079
Oil and Gas Extraction - 4.38%
Akzo Nobel NV - ADR	3,500	178,675
Anadarko Petroleum Corp.	2,875	150,449
BASF SE - ADR	3,400	177,650
Berry Petroleum Co.	3,285	100,981
Bg Group PLC - ADR	2,000	153,420
Canadian Natural Resources Ltd.	1,800	125,028
Carrizo Oil & Gas, Inc. (a)	3,150	55,881
Cenovus Energy, Inc.	5,800	156,252
CNOOC Ltd. - ADR	1,300	203,502
El Paso Corp.	17,136	194,322
EOG Resources, Inc.	1,913	200,559
Petroleo Brasileiro SA - ADR	3,100	110,422
Rosetta Resources, Inc. (a)	3,470	76,097
Swift Energy Co. (a)	2,365	65,392
Total SA - ADR	4,260	198,644
		2,147,274
Other Information Services - 1.40%
Changyou.com Ltd - ADR (a)	6,600	175,296
Google, Inc. (a)	853	413,859
NIC, Inc.	7,450	48,425
QuinStreet, Inc. (a)	3,545	49,240
		686,820
Paper Manufacturing - 0.78%
KapStone Paper & Packaging Corp. (a)	6,055	66,908
Kimberly-Clark Corp.	3,500	212,450
Rock-Tenn Co.	1,955	100,604
		379,962
Petroleum and Coal Products Manufacturing - 1.73%
Exxon Mobil Corp.	6,743	407,682
Hess Corp.	3,951	210,193
Owens Corning (a)	2,900	96,657
Valero Energy Corp.	7,194	134,384
		848,916
Plastics and Rubber Products Manufacturing - 0.72%
Carlisle Cos, Inc.	2,650	103,058
Cooper Tire & Rubber Co.	2,245	42,453
Goodyear Tire & Rubber Co. (a)	11,144	132,614
Spartech Corp. (a)	5,450	72,540
		350,665
Primary Metal Manufacturing - 0.26%
Gibraltar Industries, Inc. (a)	4,970	65,206
Metalico, Inc. (a)	12,605	62,521
		127,727
Printing and Related Support Activities - 0.44%
China Information Security Technology, Inc. (a)	26,100	138,330
RR Donnelley & Sons Co.	4,150	79,514
		217,844
Professional, Scientific, and Technical Services - 4.67%
Accenture PLC	6,640	249,133
Affymetrix, Inc. (a)	6,410	41,985
AMN Healthcare Services, Inc. (a)	5,380	44,762
CRA International, Inc. (a)	1,705	37,885
DG Fastchannel, Inc. (a)	1,240	52,663
Diamond Management & Technology Consultants, Inc.	3,750	37,237
FTI Consulting, Inc. (a)	3,050	130,418
Human Genome Sciences, Inc. (a)	1,440	35,654
iGate Corp.	7,505	87,658
JDA Software Group, Inc. (a)	2,850	76,152
Mastercard, Inc.	700	141,239
Moody's Corp.	1,850	37,925
National CineMedia, Inc.	3,215	56,230
Omnicom Group Inc.	3,575	135,671
priceline.com, Inc. (a)	500	95,580
Quality Systems, Inc.	1,475	87,084
Radiant Systems, Inc. (a)	5,490	76,091
SAVVIS, Inc. (a)	3,620	67,893
SGS SA - ADR	21,000	264,180
SolarWinds, Inc. (a)	3,160	59,914
Synaptics, Inc. (a)	2,665	79,737
TeleTech Holdings, Inc. (a)	3,715	48,035
Tetra Tech Inc. (a)	2,255	51,110
ValueClick, Inc. (a)	7,450	86,644
VeriSign, Inc. (a)	2,300	64,193
VMware, Inc. (a)	1,250	82,763
Vocus, Inc. (a)	3,945	61,779
		2,289,615
Publishing Industries (except Internet) - 4.52%
Informatica Corp. (a)	3,670	94,686
Intuit Inc. (a)	4,550	162,617
Lawson Software Inc. (a)	10,230	84,346
Meredith Corp.	1,155	38,797
Microsoft Corp.	25,596	660,377
Oracle Corp.	22,012	496,811
Progress Software Corp. (a)	3,045	97,257
Reed Elsevier PLC - ADR	6,600	184,734
RightNow Technologies, Inc. (a)	3,540	51,507
Sage Group PLC - ADR	8,800	122,584
SAP AG - ADR	4,200	178,206
Smith Micro Software, Inc. (a)	1,330	13,101
SS&C Technologies Holdings, Inc. (a)	1,745	28,478
		2,213,501
Rail Transportation - 0.30%
Norfolk Southern Corp.	2,620	147,925
Real Estate - 0.28%
Gafisa SA - ADR	7,400	88,060
Penn Virginia Corp.	2,170	47,501
		135,561
Rental and Leasing Services - 0.07%
McGrath Rentcorp.	1,555	36,325
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.75%
BlackRock, Inc.	300	50,364
Charles Schwab Corp.	7,464	121,962
Deutsche Boerse AG - ADR	40,400	248,864
Eaton Vance Corp.	2,450	73,230
Legg Mason, Inc.	5,778	171,722
NASDAQ OMX Group, Inc. (a)	5,500	102,245
optionsXpress Holdings, Inc. (a)	5,480	87,954
		856,341
Sporting Goods, Hobby, Book, and Music Stores - 0.27%
Big 5 Sporting Goods Corp.	3,240	47,920
Jo-Ann Stores, Inc. (a)	1,890	86,335
		134,255
Support Activities for Mining - 0.64%
Ensco PLC - ADR	2,200	82,280
Key Energy Services, Inc. (a)	7,030	67,207
Noble Corp.	1,000	29,070
Pioneer Drilling Co. (a)	6,395	37,922
Schlumberger Ltd.	976	54,803
Willbros Group Inc. (a)	4,415	41,015
		312,297
Support Activities for Transportation - 0.51%
HUB Group, Inc. (a)	3,400	104,040
Tidewater, Inc.	3,534	147,757
		251,797
Telecommunications - 4.23%
Alaska Communications Systems Group, Inc.	6,825	56,443
AT&T, Inc.	2,200	53,460
Atlantic Tele-Network, Inc.	670	28,013
CenturyLink, Inc.	5,019	172,302
China Mobile Limited - ADR	4,600	214,222
DIRECTV (a)	5,997	226,027
J2 Global Communications Inc. (a)	3,175	73,469
KDDI Corp. - ADR (a)	4,500	205,605
MTN Group Ltd. - ADR	13,700	190,430
NTELOS Holdings Corp.	4,230	75,928
Valmont Industries, Inc.	1,200	95,064
Viacom, Inc. (a)	5,262	176,856
Vodafone Group PLC - ADR	25,145	505,415
		2,073,234
Transportation Equipment Manufacturing - 1.73%
Ford Motor Co. (a)	9,550	112,022
Honeywell International, Inc.	3,972	169,882
Johnson Controls, Inc.	5,868	167,414
Oshkosh Corp. (a)	3,300	117,249
Tenneco, Inc. (a)	3,080	68,253
Triumph Group Inc.	1,290	89,539
United Technologies Corp.	1,800	121,284
		845,643
Utilities - 2.70%
American Electric Power Co., Inc.	4,596	146,888
EQT Corp.	3,646	142,887
Linde AG - ADR	14,800	152,440
Northwestern Corp.	2,415	63,611
NV Energy, Inc.	4,500	53,055
Otter Tail Corp.	1,855	36,710
Pinnacle West Capital Corp.	1,850	64,954
Public Service Enterprise Group Inc.	4,961	151,955
Siemens AG - ADR	4,265	381,845
Spectra Energy Corp.	4,300	86,043
Unitil Corp.	2,015	41,993
		1,322,381
Waste Management and Remediation Services - 0.10%
US Ecology, Inc.	3,420	48,393
Water Transportation - 0.27%
Kirby Corp. (a)	3,400	134,062
Wholesale Electronic Markets and Agents and Brokers - 0.23%
Reliance Steel & Aluminum Co.	2,500	114,775
Wood Product Manufacturing - 0.16%
Koppers Holdings, Inc.	2,810	76,123
TOTAL COMMON STOCKS (Cost $46,743,396)		$48,035,167

INVESTMENT COMPANIES - 0.33%
Funds, Trusts, and Other Financial Vehicles - 0.33%
Apollo Investment Corp.	7,420	77,391
Ares Capital Corp.	6,180	83,677
TOTAL INVESTMENT COMPANIES (Cost $141,539)		$161,068

PREFERRED STOCKS - 0.33%
Utilities - 0.33%
Ultrapar Participacoes SA	3,600	160,236
TOTAL PREFERRED STOCKS (Cost $132,421)		$160,236

REAL ESTATE INVESTMENT TRUSTS - 1.15%
Biomed Realty Trust, Inc.	4,630	$78,756
Cousins Properties, Inc.	15	116
DuPont Fabros Technology Inc.	2,880	73,555
EastGroup Properties Inc.	2,000	73,960
Entertainment Properties Trust	2,000	81,880
Home Properties, Inc.	1,755	85,346
Sovran Self Storage, Inc.	2,280	82,148
Tanger Factory Outlet Centers	2,130	88,651
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $502,535)		$564,412

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.00%
Fidelity Institutional Government Portfolio	$515	$515
TOTAL SHORT TERM INVESTMENTS (Cost $515)		$515

Total Investments (Cost $47,520,406) - 99.83%		$48,921,398
Other Assets in Excess of Liabilities - 0.17%		81,385
TOTAL NET ASSETS - 100.00%		$49,002,783

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

	The cost basis of investments for federal income tax purposes at May 31, 2010
	was as follows*:

	Cost of investments	$47,520,406
	Gross unrealized appreciation	3,834,504
	Gross unrealized depreciation	(2,433,512)
	Net unrealized appreciation	$1,400,992

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements
	section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Agriculture, Forestry, Fishing and Hunting	$127,783	$—	$—	$127,783
Accommodation and Food Services	896,377	—	—	896,377
Administrative Support, Waste Management	486,319	—	—	486,319
Arts and Entertainment and Recreation	86,913	—	—	86,913
Construction	400,597	—	—	400,597
Educational Services	72,205	—	—	72,205
Finance and Insurance	6,547,935	—	—	6,547,935
Health Care and Social Assistance	252,533	—	—	252,533
Information	6,064,761	—	—	6,064,761
Management of Companies and Enterprises	663,035	—	—	663,035
Manufacturing	18,989,732	—	—	18,989,732
Mining	3,757,118	—	—	3,757,118
Professional, Scientific, and Technical Services	2,464,911	—	—	2,464,911
Real Estate and Rental and Leasing	736,298	—	—	736,298
Retail Trade	4,056,203	—	—	4,056,203
Transportation and Warehousing	1,057,804	—	—	1,057,804
Utilities	1,482,617	—	—	1,482,617
Wholesale Trade	777,742	—	—	777,742
Total Equity	48,920,883	—	—	48,920,883

Short-Term Investments	515	—	—	515

Total Investments in Securities	$48,921,398	$—	$—	$48,921,398

Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging during the period ended May 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        July  22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        July  22, 2010

By           /s/ John Buckel
John Buckel, Treasurer

Date        July  22, 2010